Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2022	June 30, 2023
	RM	RM	USD
Trade payables	139,102	1,148,594	246,062
Accruals	7,965,442	4,657,361	997,742
Sundry payables	2,303,774	589,388	126,264
Total	10,408,318	6,395,343	1,370,068

Schedule of Trade and Other Payables Not Denominated in Functional Currency	The above balances that are not denominated in the functional currency are as follows:
	December 31, 2022	June 30, 2023
	RM	RM
Singapore dollar	—	10,164
United States dollar	6,008,843	467,810